Average Annual Total Returns{- Fidelity Advisor Freedom® 2045 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-09 - Fidelity Advisor Freedom® 2045 Fund	Class Z6 Return Before Taxes Past 1 year	Class Z6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0390 Past 1 year	F0390 Since Inception
Total	16.24%	13.01%	[1]	28.71%	18.01%	[1]	16.18%	13.03%	[1]

[1]	(a)From June 6, 2017